Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Feb. 29, 2020
Schedule I Condensed Financial Information of Parent Company
Additional Information - Financial Statement Schedule I

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	As of	As of
	February 28,	February 29,
	2019	2020

ASSETS

Current assets
Cash and cash equivalents	$697,962	$442,001
Restricted cash-current	5,105	—
Short-term investments	173,943	312,000
Amounts due from subsidiaries and related parties-current	77,396	308,831
Prepaid expenses and other current assets	38,261	21,410
Total current assets	992,667	1,084,242

Restricted cash-non-current	—	2,589
Amounts due from subsidiaries and related parties-non-current	1,000	—
Intangible assets, net	720	612
Goodwill	57,206	57,206
Long-term investments	645,328	454,746
Long-term prepayments and other non-current assets	8,060	24,675
Investments in its subsidiaries, and VIEs and the VIEs' subsidiaries and schools	1,137,833	1,336,905
Total assets	$2,842,814	$2,960,975

LIABILITIES AND EQUITY

Current liabilities
Amounts due to subsidiaries and related parties-current	154,885	179,977
Accrued expenses and other current liabilities	3,907	3,312
Short-term debt and current portion of long-term debt	195,000	—
Bond payable, current portion	5,275	—

Total current liabilities	359,067	183,289

Long-term debt	—	261,950

Total liabilities	359,067	445,239

Equity
Class A common shares ($0.001 par value; 500,000,000 shares authorized, 126,501,071 shares and 132,895,675 shares issued and outstanding as of February 28, 2019 and February 29, 2020, respectively)	127	133
Class B common shares ($0.001 par value; 500,000,000 shares authorized, 70,556,000 shares and 66,941,204 shares issued and outstanding as of February 28, 2019 and February 29, 2020, respectively)	71	67
Class A common shares issuable	1,977	—
Additional paid-in capital	1,485,521	1,675,640
Statutory reserve	58,690	82,712
Retained earnings	920,314	786,097
Accumulated other comprehensive income / (loss)	17,047	(28,913)
Total TAL Education Group shareholders’ equity	2,483,747	2,515,736
Total liabilities and equity	$2,842,814	$2,960,975

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Cost of revenues	(149)	(605)	(1,034)
Operating expenses
Selling and marketing	(4,904)	(10,447)	(19,423)
General and administrative	(36,849)	(62,084)	(94,608)

Operating loss	(41,902)	(73,136)	(115,065)

Interest income	5,240	13,114	27,813
Interest expense	(16,640)	(17,194)	(11,730)
Other income / (loss)	8,495	106,179	(131,283)
Impairment loss on long-term investments	—	(29,382)	(132,120)
Income tax expense	(2,268)	(2,202)	(2,689)
Gain from equity method investments	1,295	1,409	995
Equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools	244,220	368,448	253,884

Net income / (loss)	198,440	367,236	(110,195)

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29
	2018	2019	2020

Net income / (loss)	$198,440	$367,236	$(110,195)
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustment	46,145	(34,864)	(47,082)
Unrealized gains on available-for-sale investments, net of tax	34,556	15,837	1,122
Less: Transfer to statements of operations of realized gains on available-for-sale investments, net of tax	(4,245)	(96,251)	—

Other comprehensive income / (loss)	76,456	(115,278)	(45,960)

Comprehensive income / (loss) attributable to TAL Education Group's shareholders	$274,896	$251,958	$(156,155)

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands of U.S. dollars, except share and share related data or otherwise noted)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Net cash provided by operating activities	14,141	64,362	(200,408)

Cash flows from investing activities
Loan to third parties	—	(22,940)	(13,304)
Repayment of loan to third parties	74,902	—	—
Loan to related parties	—	(1,000)	(23,527)
Prepayment for investments	(11,068)	—	(6,175)
Purchase of intangible assets	—	—	(56)
Purchase of short-term investments	(370,000)	(148,918)	(312,000)
Proceeds from maturity of short-term investments	60,776	371,001	224,943
Payments for long-term investments	(117,868)	(246,261)	(84,929)
Proceeds from disposal of long-term investments	6,376	578	7,504
Investment in subsidiaries	(18,381)	(36,754)	(1,238)

Net cash used in investing activities	(375,263)	(84,294)	(208,782)

Cash flows from financing activities
Net proceeds from long-term debt and short-term debt	—	175,000	270,000
Repayment of long-term debt	—	(205,000)	(195,000)
Payment for upfront fee in related to long term debt	—	(12,600)	—
Cash dividend to shareholders	(41,166)	—	—
Cash received from exercise of capped call option	—	6,369	73,248
Proceeds from private placement	500,000	500,000	—
Proceeds from exercise of share options	2,127	710	2,490
Repayment of convertible bond	—	—	(25)

Net cash provided by financing activities	460,961	464,479	150,713

Net change in cash, cash equivalents and restricted cash	99,839	444,547	(258,477)

Cash, cash equivalents and restricted cash at the beginning of year	158,681	258,520	703,067

Cash, cash equivalents and restricted cash at the end of year	258,520	703,067	444,590

TAL EDUCATION GROUP

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools. The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

2. INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries and schools were reported using the equity method of accounting. The Company’s share of income from its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools in the condensed statements of operations.